Loans - Residential RealEstate - PCI Loans, Geographic (Details 8c) (USD $) In Millions	Jun. 30, 2011	Dec. 31, 2010
Purchased Credit Impaired [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	$ 80,206	$ 86,073
Purchased Credit Impaired [Member] | California [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	42,618	46,004
Purchased Credit Impaired [Member] | New York [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	4,653	4,866
Purchased Credit Impaired [Member] | Arizona [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	1,389	1,591
Purchased Credit Impaired [Member] | Ohio [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	358	382
Purchased Credit Impaired [Member] | Texas [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	1,230	1,309
Purchased Credit Impaired [Member] | Florida [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	8,317	8,936
Purchased Credit Impaired [Member] | Illinois [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	2,294	2,387
Purchased Credit Impaired [Member] | New Jersey [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	2,301	2,406
Purchased Credit Impaired [Member] | Michigan [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	839	933
Purchased Credit Impaired [Member] | Washington [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	2,745	2,909
Purchased Credit Impaired [Member] | All Other States [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	13,462	14,350
PCI Home Equity [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	26,611	28,312
PCI Home Equity [Member] | California [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	16,002	17,012
PCI Home Equity [Member] | New York [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	1,245	1,316
PCI Home Equity [Member] | Arizona [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	504	539
PCI Home Equity [Member] | Ohio [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	34	38
PCI Home Equity [Member] | Texas [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	487	525
PCI Home Equity [Member] | Florida [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	2,449	2,595
PCI Home Equity [Member] | Illinois [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	591	627
PCI Home Equity [Member] | New Jersey [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	506	540
PCI Home Equity [Member] | Michigan [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	88	95
PCI Home Equity [Member] | Washington [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	1,445	1,535
PCI Home Equity [Member] | All Other States [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	3,260	3,490
PCI Option ARMs [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	28,445	30,791
PCI Option ARMs [Member] | California [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	14,811	16,130
PCI Option ARMs [Member] | New York [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	1,623	1,703
PCI Option ARMs [Member] | Arizona [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	441	528
PCI Option ARMs [Member] | Ohio [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	119	131
PCI Option ARMs [Member] | Texas [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	147	155
PCI Option ARMs [Member] | Florida [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	3,581	3,916
PCI Option ARMs [Member] | Illinois [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	741	760
PCI Option ARMs [Member] | New Jersey [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	1,020	1,064
PCI Option ARMs [Member] | Michigan [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	297	345
PCI Option ARMs [Member] | Washington [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	704	745
PCI Option ARMs [Member] | All Other States [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	4,961	5,314
PCI Prime Mortgage [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	17,473	18,928
PCI Prime Mortgage [Member] | California [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	9,981	10,891
PCI Prime Mortgage [Member] | New York [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	1,064	1,111
PCI Prime Mortgage [Member] | Arizona [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	299	359
PCI Prime Mortgage [Member] | Ohio [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	86	91
PCI Prime Mortgage [Member] | Texas [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	176	194
PCI Prime Mortgage [Member] | Florida [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	1,407	1,519
PCI Prime Mortgage [Member] | Illinois [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	535	562
PCI Prime Mortgage [Member] | New Jersey [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	467	486
PCI Prime Mortgage [Member] | Michigan [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	255	279
PCI Prime Mortgage [Member] | Washington [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	422	451
PCI Prime Mortgage [Member] | All Other States [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	2,781	2,985
PCI Subprime Mortgage [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	7,677	8,042
PCI Subprime Mortgage [Member] | California [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	1,824	1,971
PCI Subprime Mortgage [Member] | New York [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	721	736
PCI Subprime Mortgage [Member] | Arizona [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	145	165
PCI Subprime Mortgage [Member] | Ohio [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	119	122
PCI Subprime Mortgage [Member] | Texas [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	420	435
PCI Subprime Mortgage [Member] | Florida [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	880	906
PCI Subprime Mortgage [Member] | Illinois [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	427	438
PCI Subprime Mortgage [Member] | New Jersey [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	308	316
PCI Subprime Mortgage [Member] | Michigan [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	199	214
PCI Subprime Mortgage [Member] | Washington [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	174	178
PCI Subprime Mortgage [Member] | All Other States [Member]
Residential Real Estate PCI Loans by Class by Geographic Region [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	$ 2,460	$ 2,561